Provisions - Summary of Provisions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In Provisions [line items]
Opening balance	kr 10,466	kr 10,923
Additions	4,423	5,247
Reversal of excess amounts	(1,178)	(1,161)
Charged to income statement	3,245	4,086
Utilization/Cash out	(4,209)	(3,975)
Reclassiﬁcations	(144)	(27)
Translation differences	146	(541)
Closing balance	9,504	10,466
Provisions, current	5,782	7,580
Provisions, non-current	3,722	2,886
Restructuring [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	1,200	1,095
Additions	303	1,144
Reversal of excess amounts	(98)	(149)
Utilization/Cash out	(785)	(815)
Reclassiﬁcations	(1)	9
Translation differences	20	(84)
Closing balance	639	1,200
Provisions, current	411	1,157
Provisions, non-current	228	43
Customer Related Provision [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	3,850	3,738
Additions	795	1,108
Reversal of excess amounts	(491)	(83)
Utilization/Cash out	(841)	(766)
Reclassiﬁcations	104	(4)
Translation differences	23	(143)
Closing balance	3,440	3,850
Provisions, current	1,488	1,716
Provisions, non-current	1,952	2,134
Suppliers Related Provision [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	791	1,309
Additions	1,020	535
Reversal of excess amounts	(228)	(438)
Utilization/Cash out	(175)	(595)
Reclassiﬁcations	(179)	(14)
Translation differences	2	(6)
Closing balance	1,231	791
Provisions, current	1,231	791
Warranty [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	987	941
Additions	455	248
Reversal of excess amounts	(153)	(99)
Utilization/Cash out	(109)	(105)
Reclassiﬁcations	(107)	3
Translation differences	1	(1)
Closing balance	1,074	987
Provisions, current	320	987
Provisions, non-current	754
Other [member]
Disclosure Of Changes In Provisions [line items]
Opening balance	1,531	1,899
Additions	483	649
Reversal of excess amounts	(86)	(323)
Utilization/Cash out	(462)	(499)
Reclassiﬁcations	39	(20)
Translation differences	24	(175)
Closing balance	1,529	1,531
Provisions, current	1,417	1,509
Provisions, non-current	112	22
Provision for Share Based Payments [Member]
Disclosure Of Changes In Provisions [line items]
Opening balance	2,107	1,941
Additions	1,367	1,563
Reversal of excess amounts	(122)	(69)
Utilization/Cash out	(1,837)	(1,195)
Reclassiﬁcations	76	(1)
Translation differences	1,591	(132)
Closing balance		2,107
Provisions, current	915	1,420
Provisions, non-current	kr 676	kr 687